UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.6%
8,890,902	TIAA-CREF Bond Fund	$92,643,198
3,925,117	TIAA-CREF Bond Plus Fund	41,252,975
401,059	TIAA-CREF Emerging Markets Debt Fund	3,761,932
1,178,966	TIAA-CREF High-Yield Fund	11,200,178
	TOTAL FIXED INCOME	148,858,283

INFLATION-PROTECTED ASSETS - 10.0%
3,249,552	TIAA-CREF Inflation-Linked Bond Fund	36,752,432
	TOTAL INFLATION-PROTECTED ASSETS	36,752,432

INTERNATIONAL EQUITY - 13.0%
1,004,152	TIAA-CREF Emerging Markets Equity Fund	8,756,206
1,648,508	TIAA-CREF Enhanced International Equity Index Fund	11,770,344
279,154	TIAA-CREF Global Natural Resources Fund	2,046,197
1,321,765	TIAA-CREF International Equity Fund	14,248,631
1,048,680	TIAA-CREF International Opportunities Fund	10,979,680
	TOTAL INTERNATIONAL EQUITY	47,801,058

SHORT-TERM FIXED INCOME - 10.0%
27,890	TIAA-CREF Money Market Fund	27,890
3,560,785	TIAA-CREF Short-Term Bond Fund	36,818,512
	TOTAL SHORT-TERM FIXED INCOME	36,846,402

U.S. EQUITY - 26.3%
1,584,227	TIAA-CREF Enhanced Large-Cap Growth Index Fund	18,107,717
1,774,852	TIAA-CREF Enhanced Large-Cap Value Index Fund	17,269,310
1,291,835	TIAA-CREF Growth & Income Fund	15,476,187
1,204,367	TIAA-CREF Large-Cap Growth Fund	18,607,478
1,073,519	TIAA-CREF Large-Cap Value Fund	18,303,503
13,360	TIAA-CREF Mid-Cap Growth Fund	284,166
11,879	TIAA-CREF Mid-Cap Value Fund	275,225
470,523	TIAA-CREF Small-Cap Equity Fund	8,107,110
	TOTAL U.S. EQUITY	96,430,696

	TOTAL TIAA-CREF FUNDS	366,688,871
	(Cost $348,014,762)

	TOTAL INVESTMENTS - 99.9%	366,688,871
	(Cost $348,014,762)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	330,390
	NET ASSETS - 100.0%	$367,019,261

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.6%
24,634,282	TIAA-CREF Bond Fund	$256,689,222
11,377,993	TIAA-CREF Bond Plus Fund	119,582,707
1,131,619	TIAA-CREF Emerging Markets Debt Fund	10,614,584
3,394,259	TIAA-CREF High-Yield Fund	32,245,464
	TOTAL FIXED INCOME	419,131,977

INFLATION-PROTECTED ASSETS - 8.1%
7,561,749	TIAA-CREF Inflation-Linked Bond Fund	85,523,383
	TOTAL INFLATION-PROTECTED ASSETS	85,523,383

INTERNATIONAL EQUITY - 14.5%
3,168,220	TIAA-CREF Emerging Markets Equity Fund	27,626,877
5,346,045	TIAA-CREF Enhanced International Equity Index Fund	38,170,764
889,877	TIAA-CREF Global Natural Resources Fund	6,522,800
4,203,504	TIAA-CREF International Equity Fund	45,313,775
3,390,135	TIAA-CREF International Opportunities Fund	35,494,713
	TOTAL INTERNATIONAL EQUITY	153,128,929

SHORT-TERM FIXED INCOME - 8.1%
58,957	TIAA-CREF Money Market Fund	58,957
8,285,960	TIAA-CREF Short-Term Bond Fund	85,676,828
	TOTAL SHORT-TERM FIXED INCOME	85,735,785

U.S. EQUITY - 29.6%
5,155,515	TIAA-CREF Enhanced Large-Cap Growth Index Fund	58,927,534
5,778,401	TIAA-CREF Enhanced Large-Cap Value Index Fund	56,223,844
4,193,704	TIAA-CREF Growth & Income Fund	50,240,578
3,915,013	TIAA-CREF Large-Cap Growth Fund	60,486,955
3,465,216	TIAA-CREF Large-Cap Value Fund	59,081,940
61,648	TIAA-CREF Mid-Cap Growth Fund	1,311,261
55,436	TIAA-CREF Mid-Cap Value Fund	1,284,455
1,521,868	TIAA-CREF Small-Cap Equity Fund	26,221,791
	TOTAL U.S. EQUITY	313,778,358

	TOTAL TIAA-CREF FUNDS	1,057,298,432
	(Cost $951,708,160)

	TOTAL INVESTMENTS - 99.9%	1,057,298,432
	(Cost $951,708,160)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,362,084
	NET ASSETS - 100.0%	$1,058,660,516

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 38.6%
37,745,896	TIAA-CREF Bond Fund	$393,312,236
18,248,559	TIAA-CREF Bond Plus Fund	191,792,355
1,850,866	TIAA-CREF Emerging Markets Debt Fund	17,361,125
5,478,594	TIAA-CREF High-Yield Fund	52,046,639
	TOTAL FIXED INCOME	654,512,355

INFLATION-PROTECTED ASSETS - 6.1%
9,113,672	TIAA-CREF Inflation-Linked Bond Fund	103,075,634
	TOTAL INFLATION-PROTECTED ASSETS	103,075,634

INTERNATIONAL EQUITY - 15.9%
5,498,044	TIAA-CREF Emerging Markets Equity Fund	47,942,947
9,523,835	TIAA-CREF Enhanced International Equity Index Fund	68,000,178
1,602,104	TIAA-CREF Global Natural Resources Fund	11,743,420
7,382,687	TIAA-CREF International Equity Fund	79,585,365
6,037,638	TIAA-CREF International Opportunities Fund	63,214,072
	TOTAL INTERNATIONAL EQUITY	270,485,982

SHORT-TERM FIXED INCOME - 6.1%
143,146	TIAA-CREF Money Market Fund	143,146
9,986,576	TIAA-CREF Short-Term Bond Fund	103,261,199
	TOTAL SHORT-TERM FIXED INCOME	103,404,345

U.S. EQUITY - 33.1%
9,232,406	TIAA-CREF Enhanced Large-Cap Growth Index Fund	105,526,400
10,350,983	TIAA-CREF Enhanced Large-Cap Value Index Fund	100,715,069
7,495,112	TIAA-CREF Growth & Income Fund	89,791,448
6,999,350	TIAA-CREF Large-Cap Growth Fund	108,139,956
6,175,195	TIAA-CREF Large-Cap Value Fund	105,287,069
137,079	TIAA-CREF Mid-Cap Growth Fund	2,915,661
124,006	TIAA-CREF Mid-Cap Value Fund	2,873,208
2,711,407	TIAA-CREF Small-Cap Equity Fund	46,717,549
	TOTAL U.S. EQUITY	561,966,360

	TOTAL TIAA-CREF FUNDS	1,693,444,676
	(Cost $1,677,683,079)

	TOTAL INVESTMENTS - 99.8%	1,693,444,676
	(Cost $1,677,683,079)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,700,661
	NET ASSETS - 100.0%	$1,696,145,337

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 34.7%
50,401,545	TIAA-CREF Bond Fund	$525,184,094
29,488,624	TIAA-CREF Bond Plus Fund	309,925,437
3,014,170	TIAA-CREF Emerging Markets Debt Fund	28,272,912
8,851,980	TIAA-CREF High-Yield Fund	84,093,814
	TOTAL FIXED INCOME	947,476,257

INFLATION-PROTECTED ASSETS - 4.1%
9,843,441	TIAA-CREF Inflation-Linked Bond Fund	111,329,316
	TOTAL INFLATION-PROTECTED ASSETS	111,329,316

INTERNATIONAL EQUITY - 18.3%
9,987,493	TIAA-CREF Emerging Markets Equity Fund	87,090,935
17,865,639	TIAA-CREF Enhanced International Equity Index Fund	127,560,659
2,971,281	TIAA-CREF Global Natural Resources Fund	21,779,488
13,539,643	TIAA-CREF International Equity Fund	145,957,357
11,265,254	TIAA-CREF International Opportunities Fund	117,947,211
	TOTAL INTERNATIONAL EQUITY	500,335,650

SHORT-TERM FIXED INCOME - 4.1%
191,589	TIAA-CREF Money Market Fund	191,589
10,786,242	TIAA-CREF Short-Term Bond Fund	111,529,738
	TOTAL SHORT-TERM FIXED INCOME	111,721,327

U.S. EQUITY - 38.6%
17,342,338	TIAA-CREF Enhanced Large-Cap Growth Index Fund	198,222,924
19,451,408	TIAA-CREF Enhanced Large-Cap Value Index Fund	189,262,203
13,949,778	TIAA-CREF Growth & Income Fund	167,118,337
13,141,647	TIAA-CREF Large-Cap Growth Fund	203,038,442
11,539,804	TIAA-CREF Large-Cap Value Fund	196,753,662
318,299	TIAA-CREF Mid-Cap Growth Fund	6,770,215
289,130	TIAA-CREF Mid-Cap Value Fund	6,699,137
5,061,712	TIAA-CREF Small-Cap Equity Fund	87,213,289
	TOTAL U.S. EQUITY	1,055,078,209

	TOTAL TIAA-CREF FUNDS	2,725,940,759
	(Cost $2,673,501,465)

	TOTAL INVESTMENTS - 99.8%	2,725,940,759
	(Cost $2,673,501,465)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,158,773
	NET ASSETS - 100.0%	$2,732,099,532

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 30.7%
37,862,999	TIAA-CREF Bond Fund	$394,532,447
30,095,424	TIAA-CREF Bond Plus Fund	316,302,911
2,971,950	TIAA-CREF Emerging Markets Debt Fund	27,876,888
12,022,347	TIAA-CREF High-Yield Fund	114,212,292
	TOTAL FIXED INCOME	852,924,538

INFLATION-PROTECTED ASSETS - 2.1%
5,097,129	TIAA-CREF Inflation-Linked Bond Fund	57,648,528
	TOTAL INFLATION-PROTECTED ASSETS	57,648,528

INTERNATIONAL EQUITY - 20.8%
11,270,020	TIAA-CREF Emerging Markets Equity Fund	98,274,577
20,756,163	TIAA-CREF Enhanced International Equity Index Fund	148,199,005
3,568,669	TIAA-CREF Global Natural Resources Fund	26,158,345
15,478,185	TIAA-CREF International Equity Fund	166,854,830
13,053,802	TIAA-CREF International Opportunities Fund	136,673,305
	TOTAL INTERNATIONAL EQUITY	576,160,062

SHORT-TERM FIXED INCOME - 2.1%
187,742	TIAA-CREF Money Market Fund	187,742
5,585,263	TIAA-CREF Short-Term Bond Fund	57,751,618
	TOTAL SHORT-TERM FIXED INCOME	57,939,360

U.S. EQUITY - 44.2%
20,198,274	TIAA-CREF Enhanced Large-Cap Growth Index Fund	230,866,276
22,661,313	TIAA-CREF Enhanced Large-Cap Value Index Fund	220,494,579
16,232,181	TIAA-CREF Growth & Income Fund	194,461,526
15,260,997	TIAA-CREF Large-Cap Growth Fund	235,782,406
13,334,494	TIAA-CREF Large-Cap Value Fund	227,353,121
424,516	TIAA-CREF Mid-Cap Growth Fund	9,029,451
386,387	TIAA-CREF Mid-Cap Value Fund	8,952,588
5,867,321	TIAA-CREF Small-Cap Equity Fund	101,093,948
	TOTAL U.S. EQUITY	1,228,033,895

	TOTAL TIAA-CREF FUNDS	2,772,706,383
	(Cost $2,694,623,089)

	TOTAL INVESTMENTS - 99.9%	2,772,706,383
	(Cost $2,694,623,089)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	3,945,262
	NET ASSETS - 100.0%	$2,776,651,645

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 26.7%
26,206,407	TIAA-CREF Bond Fund	$273,070,759
26,492,050	TIAA-CREF Bond Plus Fund	278,431,449
2,875,756	TIAA-CREF Emerging Markets Debt Fund	26,974,592
14,642,538	TIAA-CREF High-Yield Fund	139,104,111
	TOTAL FIXED INCOME	717,580,911

INFLATION-PROTECTED ASSETS - 0.1%
170,781	TIAA-CREF Inflation-Linked Bond Fund	1,931,537
	TOTAL INFLATION-PROTECTED ASSETS	1,931,537

INTERNATIONAL EQUITY - 23.1%
12,009,128	TIAA-CREF Emerging Markets Equity Fund	104,719,593
22,561,681	TIAA-CREF Enhanced International Equity Index Fund	161,090,403
3,866,140	TIAA-CREF Global Natural Resources Fund	28,338,809
16,621,294	TIAA-CREF International Equity Fund	179,177,545
14,167,838	TIAA-CREF International Opportunities Fund	148,337,268
	TOTAL INTERNATIONAL EQUITY	621,663,618

SHORT-TERM FIXED INCOME - 0.1%
180,564	TIAA-CREF Money Market Fund	180,564
186,961	TIAA-CREF Short-Term Bond Fund	1,933,179
	TOTAL SHORT-TERM FIXED INCOME	2,113,743

U.S. EQUITY - 49.8%
22,010,171	TIAA-CREF Enhanced Large-Cap Growth Index Fund	251,576,254
24,699,952	TIAA-CREF Enhanced Large-Cap Value Index Fund	240,330,537
17,695,573	TIAA-CREF Growth & Income Fund	211,992,969
16,601,461	TIAA-CREF Large-Cap Growth Fund	256,492,569
14,457,084	TIAA-CREF Large-Cap Value Fund	246,493,278
508,056	TIAA-CREF Mid-Cap Growth Fund	10,806,349
463,040	TIAA-CREF Mid-Cap Value Fund	10,728,626
6,370,107	TIAA-CREF Small-Cap Equity Fund	109,756,939
	TOTAL U.S. EQUITY	1,338,177,521

	TOTAL TIAA-CREF FUNDS	2,681,467,330
	(Cost $2,574,695,598)

	TOTAL INVESTMENTS - 99.8%	2,681,467,330
	(Cost $2,574,695,598)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,843,204
	NET ASSETS - 100.0%	$2,686,310,534

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 18.8%
16,392,120	TIAA-CREF Bond Fund	$170,805,887
16,155,837	TIAA-CREF Bond Plus Fund	169,797,852
3,015,689	TIAA-CREF Emerging Markets Debt Fund	28,287,166
14,215,261	TIAA-CREF High-Yield Fund	135,044,981
	TOTAL FIXED INCOME	503,935,886

INTERNATIONAL EQUITY - 25.5%
13,039,194	TIAA-CREF Emerging Markets Equity Fund	113,701,774
24,731,641	TIAA-CREF Enhanced International Equity Index Fund	176,583,914
4,269,849	TIAA-CREF Global Natural Resources Fund	31,297,995
18,196,248	TIAA-CREF International Equity Fund	196,155,552
15,645,166	TIAA-CREF International Opportunities Fund	163,804,889
	TOTAL INTERNATIONAL EQUITY	681,544,124

SHORT-TERM FIXED INCOME - 0.0%
186,515	TIAA-CREF Money Market Fund	186,515
	TOTAL SHORT-TERM FIXED INCOME	186,515

U.S. EQUITY - 55.5%
24,383,136	TIAA-CREF Enhanced Large-Cap Growth Index Fund	278,699,243
27,367,973	TIAA-CREF Enhanced Large-Cap Value Index Fund	266,290,375
19,657,736	TIAA-CREF Growth & Income Fund	235,499,673
18,339,658	TIAA-CREF Large-Cap Growth Fund	283,347,715
16,036,546	TIAA-CREF Large-Cap Value Fund	273,423,104
603,081	TIAA-CREF Mid-Cap Growth Fund	12,827,525
550,185	TIAA-CREF Mid-Cap Value Fund	12,747,790
7,036,064	TIAA-CREF Small-Cap Equity Fund	121,231,384
	TOTAL U.S. EQUITY	1,484,066,809

	TOTAL TIAA-CREF FUNDS	2,669,733,334
	(Cost $2,538,180,467)

	TOTAL INVESTMENTS - 99.8%	2,669,733,334
	(Cost $2,538,180,467)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,556,979
	NET ASSETS - 100.0%	$2,674,290,313

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.5%
402,067	TIAA-CREF Bond Fund	$4,189,539
13,979,903	TIAA-CREF Bond Plus Fund	146,928,776
3,889,993	TIAA-CREF Emerging Markets Debt Fund	36,488,131
18,168,138	TIAA-CREF High-Yield Fund	172,597,310
	TOTAL FIXED INCOME	360,203,756

INTERNATIONAL EQUITY - 28.0%
18,098,293	TIAA-CREF Emerging Markets Equity Fund	157,817,111
35,204,819	TIAA-CREF Enhanced International Equity Index Fund	251,362,411
6,040,363	TIAA-CREF Global Natural Resources Fund	44,275,861
25,348,376	TIAA-CREF International Equity Fund	273,255,493
21,952,081	TIAA-CREF International Opportunities Fund	229,838,291
	TOTAL INTERNATIONAL EQUITY	956,549,167

SHORT-TERM FIXED INCOME - 0.0%
273,445	TIAA-CREF Money Market Fund	273,445
	TOTAL SHORT-TERM FIXED INCOME	273,445

U.S. EQUITY - 61.3%
34,301,729	TIAA-CREF Enhanced Large-Cap Growth Index Fund	392,068,758
38,507,147	TIAA-CREF Enhanced Large-Cap Value Index Fund	374,674,536
27,772,987	TIAA-CREF Growth & Income Fund	332,720,385
25,881,580	TIAA-CREF Large-Cap Growth Fund	399,870,415
22,617,588	TIAA-CREF Large-Cap Value Fund	385,629,883
894,629	TIAA-CREF Mid-Cap Growth Fund	19,028,766
816,610	TIAA-CREF Mid-Cap Value Fund	18,920,862
9,874,360	TIAA-CREF Small-Cap Equity Fund	170,135,228
	TOTAL U.S. EQUITY	2,093,048,833

	TOTAL TIAA-CREF FUNDS	3,410,075,201
	(Cost $3,202,989,438)

	TOTAL INVESTMENTS - 99.8%	3,410,075,201
	(Cost $3,202,989,438)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	7,002,841
	NET ASSETS - 100.0%	$3,417,078,042

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.4%
5,335,636	TIAA-CREF Bond Plus Fund	$56,077,531
1,481,636	TIAA-CREF Emerging Markets Debt Fund	13,897,745
6,942,964	TIAA-CREF High-Yield Fund	65,958,162
	TOTAL FIXED INCOME	135,933,438

INTERNATIONAL EQUITY - 28.0%
6,937,580	TIAA-CREF Emerging Markets Equity Fund	60,495,702
13,495,753	TIAA-CREF Enhanced International Equity Index Fund	96,359,677
2,316,299	TIAA-CREF Global Natural Resources Fund	16,978,470
9,713,738	TIAA-CREF International Equity Fund	104,714,092
8,413,949	TIAA-CREF International Opportunities Fund	88,094,049
	TOTAL INTERNATIONAL EQUITY	366,641,990

SHORT-TERM FIXED INCOME - 0.0%
81,021	TIAA-CREF Money Market Fund	81,021
	TOTAL SHORT-TERM FIXED INCOME	81,021

U.S. EQUITY - 61.3%
13,149,624	TIAA-CREF Enhanced Large-Cap Growth Index Fund	150,300,203
14,760,880	TIAA-CREF Enhanced Large-Cap Value Index Fund	143,623,358
10,631,229	TIAA-CREF Growth & Income Fund	127,362,127
9,886,978	TIAA-CREF Large-Cap Growth Fund	152,753,806
8,604,024	TIAA-CREF Large-Cap Value Fund	146,698,604
343,498	TIAA-CREF Mid-Cap Growth Fund	7,306,212
313,542	TIAA-CREF Mid-Cap Value Fund	7,264,772
3,784,691	TIAA-CREF Small-Cap Equity Fund	65,210,231
	TOTAL U.S. EQUITY	800,519,313

	TOTAL TIAA-CREF FUNDS	1,303,175,762
	(Cost $1,224,476,643)

	TOTAL INVESTMENTS - 99.7%	1,303,175,762
	(Cost $1,224,476,643)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,648,410
	NET ASSETS - 100.0%	$1,306,824,172

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.4%
3,111,903	TIAA-CREF Bond Plus Fund	$32,706,103
866,536	TIAA-CREF Emerging Markets Debt Fund	8,128,103
4,074,746	TIAA-CREF High-Yield Fund	38,710,090
	TOTAL FIXED INCOME	79,544,296

INTERNATIONAL EQUITY - 28.0%
4,077,986	TIAA-CREF Emerging Markets Equity Fund	35,560,035
7,905,861	TIAA-CREF Enhanced International Equity Index Fund	56,447,845
1,363,138	TIAA-CREF Global Natural Resources Fund	9,991,800
5,700,855	TIAA-CREF International Equity Fund	61,455,221
4,938,105	TIAA-CREF International Opportunities Fund	51,701,954
	TOTAL INTERNATIONAL EQUITY	215,156,855

SHORT-TERM FIXED INCOME - 0.0%
41,882	TIAA-CREF Money Market Fund	41,882
	TOTAL SHORT-TERM FIXED INCOME	41,882

U.S. EQUITY - 61.3%
7,717,224	TIAA-CREF Enhanced Large-Cap Growth Index Fund	88,207,870
8,662,960	TIAA-CREF Enhanced Large-Cap Value Index Fund	84,290,602
6,241,442	TIAA-CREF Growth & Income Fund	74,772,476
5,805,610	TIAA-CREF Large-Cap Growth Fund	89,696,667
5,060,506	TIAA-CREF Large-Cap Value Fund	86,281,626
201,595	TIAA-CREF Mid-Cap Growth Fund	4,287,931
184,004	TIAA-CREF Mid-Cap Value Fund	4,263,382
2,221,283	TIAA-CREF Small-Cap Equity Fund	38,272,700
	TOTAL U.S. EQUITY	470,073,254

	TOTAL TIAA-CREF FUNDS	764,816,287
	(Cost $725,469,197)

	TOTAL INVESTMENTS - 99.7%	764,816,287
	(Cost $725,469,197)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,213,495
	NET ASSETS - 100.0%	$767,029,782

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 10.4%
594,759	TIAA-CREF Bond Plus Fund	$6,250,916
165,135	TIAA-CREF Emerging Markets Debt Fund	1,548,964
780,882	TIAA-CREF High-Yield Fund	7,418,376
	TOTAL FIXED INCOME	15,218,256

INTERNATIONAL EQUITY - 28.2%
783,110	TIAA-CREF Emerging Markets Equity Fund	6,828,722
1,520,707	TIAA-CREF Enhanced International Equity Index Fund	10,857,848
260,142	TIAA-CREF Global Natural Resources Fund	1,906,838
1,092,568	TIAA-CREF International Equity Fund	11,777,878
946,388	TIAA-CREF International Opportunities Fund	9,908,687
	TOTAL INTERNATIONAL EQUITY	41,279,973

SHORT-TERM FIXED INCOME - 0.0%
6,591	TIAA-CREF Money Market Fund	6,591
	TOTAL SHORT-TERM FIXED INCOME	6,591

U.S. EQUITY - 61.4%
1,478,970	TIAA-CREF Enhanced Large-Cap Growth Index Fund	16,904,629
1,660,199	TIAA-CREF Enhanced Large-Cap Value Index Fund	16,153,738
1,188,560	TIAA-CREF Growth & Income Fund	14,238,951
1,116,382	TIAA-CREF Large-Cap Growth Fund	17,248,101
970,665	TIAA-CREF Large-Cap Value Fund	16,549,842
38,636	TIAA-CREF Mid-Cap Growth Fund	821,782
35,264	TIAA-CREF Mid-Cap Value Fund	817,058
425,704	TIAA-CREF Small-Cap Equity Fund	7,334,874
	TOTAL U.S. EQUITY	90,068,975

	TOTAL TIAA-CREF FUNDS	146,573,795
	(Cost $147,008,450)

	TOTAL INVESTMENTS - 100.0%	146,573,795
	(Cost $147,008,450)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	65,301
	NET ASSETS - 100.0%	$146,639,096

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.4%
45,935	TIAA-CREF Bond Plus Fund	$482,772
12,778	TIAA-CREF Emerging Markets Debt Fund	119,855
59,738	TIAA-CREF High-Yield Fund	567,509
	TOTAL FIXED INCOME	1,170,136

INTERNATIONAL EQUITY - 27.8%
58,782	TIAA-CREF Emerging Markets Equity Fund	512,582
114,286	TIAA-CREF Enhanced International Equity Index Fund	816,000
19,609	TIAA-CREF Global Natural Resources Fund	143,737
83,576	TIAA-CREF International Equity Fund	900,954
72,393	TIAA-CREF International Opportunities Fund	757,954
	TOTAL INTERNATIONAL EQUITY	3,131,227

SHORT-TERM FIXED INCOME - 0.0%
100	TIAA-CREF Money Market Fund	100
	TOTAL SHORT-TERM FIXED INCOME	100

U.S. EQUITY - 61.4%
113,130	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,293,077
127,000	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,235,705
91,971	TIAA-CREF Growth & Income Fund	1,101,810
85,835	TIAA-CREF Large-Cap Growth Fund	1,326,153
74,337	TIAA-CREF Large-Cap Value Fund	1,267,438
2,964	TIAA-CREF Mid-Cap Growth Fund	63,042
2,703	TIAA-CREF Mid-Cap Value Fund	62,639
32,565	TIAA-CREF Small-Cap Equity Fund	561,088
	TOTAL U.S. EQUITY	6,910,952

	TOTAL TIAA-CREF FUNDS	11,212,415
	(Cost $11,962,287)

	TOTAL INVESTMENTS - 99.6%	11,212,415
	(Cost $11,962,287)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	44,708
	NET ASSETS - 100.0%	$11,257,123

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2015, there were no transfers between levels by the Funds.

As of August 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle Retirement Income
TIAA-CREF Bond	$92,158,556	$4,823,955	$3,104,519	$(58,322)	$602,948	$92,643,198
TIAA-CREF Bond Plus	40,601,702	2,002,465	696,647	(14,245)	296,033	41,252,975
TIAA-CREF Emerging Markets Debt	3,659,464	399,475	114,202	(5,841)	31,912	3,761,932
TIAA-CREF Emerging Markets Equity	9,320,689	1,274,152	123,184	(9,990)	—	8,756,206
TIAA-CREF Enhanced International Equity Index	11,790,552	1,163,578	161,027	(12,804)	—	11,770,344
TIAA-CREF Enhanced Large-Cap Growth Index	19,001,844	925,828	1,056,274	(844)	—	18,107,717
TIAA-CREF Enhanced Large-Cap Value Index	17,617,079	1,395,494	418,150	(11,835)	—	17,269,310
TIAA-CREF Global Natural Resources	2,225,445	216,333	62,176	(11,430)	—	2,046,197
TIAA-CREF Growth & Income	16,574,010	515,396	670,102	6,997	39,910	15,476,187
TIAA-CREF High-Yield	11,094,473	873,737	220,559	(7,708)	156,846	11,200,178
TIAA-CREF Inflation-Linked Bond	36,914,332	1,908,251	1,552,839	(48,165)	—	36,752,432
TIAA-CREF International Equity	14,018,827	2,016,445	443,716	41,127	—	14,248,631
TIAA-CREF International Opportunities	11,107,686	1,035,929	254,155	(2,864)	—	10,979,680
TIAA-CREF Large-Cap Growth	20,185,979	426,194	1,238,535	70,156	—	18,607,478
TIAA-CREF Large-Cap Value	18,692,241	1,402,216	222,745	(15,408)	—	18,303,503
TIAA-CREF Mid-Cap Growth	405,229	6,695	108,414	18,948	—	284,166
TIAA-CREF Mid-Cap Value	277,711	132,655	106,263	(8,568)	—	275,225
TIAA-CREF Money Market	27,890	—	—	—	—	27,890
TIAA-CREF Short-Term Bond	37,078,757	1,621,546	1,738,143	(6,572)	156,321	36,818,512
TIAA-CREF Small-Cap Equity	8,099,674	733,325	302,262	(396)	—	8,107,110
	$370,852,140	$22,873,669	$12,593,912	$(77,764)	$1,283,970	$366,688,871

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,262,445	$6,044,780	$11,084,062	$(159,150)	$1,701,317	$256,689,222
TIAA-CREF Bond Plus	121,332,218	2,693,068	2,500,245	(31,062)	870,625	119,582,707
TIAA-CREF Emerging Markets Debt	10,968,801	298,775	113,986	(5,130)	94,377	10,614,584
TIAA-CREF Emerging Markets Equity	30,865,194	2,544,797	287,142	(34,637)	—	27,626,877
TIAA-CREF Enhanced International Equity Index	40,021,293	1,817,719	330,937	(2,312)	—	38,170,764
TIAA-CREF Enhanced Large-Cap Growth Index	64,630,985	1,549,850	4,778,840	209,332	—	58,927,534
TIAA-CREF Enhanced Large-Cap Value Index	60,200,504	2,502,053	2,118,072	(15,058)	—	56,223,844
TIAA-CREF Global Natural Resources	7,537,604	172,838	83,431	(20,354)	—	6,522,800
TIAA-CREF Growth & Income	56,149,311	—	2,845,601	188,203	133,276	50,240,578
TIAA-CREF High-Yield	33,144,838	1,056,916	347,972	(16,618)	459,641	32,245,464
TIAA-CREF Inflation-Linked Bond	89,135,764	2,010,570	4,383,342	(118,930)	—	85,523,383
TIAA-CREF International Equity	46,438,137	4,368,098	1,140,870	(33,268)	—	45,313,775
TIAA-CREF International Opportunities	37,474,392	1,518,178	490,284	17,801	—	35,494,713
TIAA-CREF Large-Cap Growth	68,366,735	477,685	5,919,355	150,475	—	60,486,955
TIAA-CREF Large-Cap Value	62,571,976	2,526,998	875,220	(10,414)	—	59,081,940
TIAA-CREF Mid-Cap Growth	1,756,423	—	362,488	121,187	—	1,311,261
TIAA-CREF Mid-Cap Value	1,364,554	110,292	72,495	(8,138)	—	1,284,455
TIAA-CREF Money Market	58,956	1	—	—	1	58,957
TIAA-CREF Short-Term Bond	88,009,424	2,410,656	4,403,873	(27,414)	367,659	85,676,828
TIAA-CREF Small-Cap Equity	27,129,424	1,940,433	1,470,187	2,260	—	26,221,791
	$1,112,418,978	$34,043,707	$43,608,402	$206,773	$3,626,896	$1,057,298,432

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2015 Fund
TIAA-CREF Bond	$412,338,205	$6,648,727	$20,204,148	$27,361	$2,636,122	$393,312,236
TIAA-CREF Bond Plus	196,311,153	4,203,908	5,587,039	103,668	1,407,706	191,792,355
TIAA-CREF Emerging Markets Debt	17,749,195	797,809	306,749	1,357	152,444	17,361,125
TIAA-CREF Emerging Markets Equity	54,389,698	3,637,658	449,045	4,055	—	47,942,947
TIAA-CREF Enhanced International Equity Index	71,975,909	2,697,676	682,215	75,165	—	68,000,178
TIAA-CREF Enhanced Large-Cap Growth Index	116,980,270	2,475,348	9,420,451	2,515,582	—	105,526,400
TIAA-CREF Enhanced Large-Cap Value Index	109,110,135	4,503,486	5,042,089	1,415,377	—	100,715,069
TIAA-CREF Global Natural Resources	13,605,586	315,679	190,890	(1,251)	—	11,743,420
TIAA-CREF Growth & Income	101,441,617	—	6,196,746	2,142,150	239,896	89,791,448
TIAA-CREF High-Yield	53,575,625	1,752,806	676,493	970	743,773	52,046,639
TIAA-CREF Inflation-Linked Bond	108,221,736	2,136,382	5,779,995	158,829	—	103,075,634
TIAA-CREF International Equity	82,109,139	6,621,138	1,468,684	374,056	—	79,585,365
TIAA-CREF International Opportunities	67,597,194	2,252,718	1,257,571	116,168	—	63,214,072
TIAA-CREF Large-Cap Growth	122,117,644	425,237	10,018,923	3,919,673	—	108,139,956
TIAA-CREF Large-Cap Value	112,856,441	4,527,731	2,812,165	858,833	—	105,287,069
TIAA-CREF Mid-Cap Growth	3,770,884	—	675,636	26,454	—	2,915,661
TIAA-CREF Mid-Cap Value	2,996,481	342,335	202,433	38,510	—	2,873,208
TIAA-CREF Money Market	143,145	1	—	—	1	143,146
TIAA-CREF Short-Term Bond	106,486,716	2,925,876	5,739,840	58,983	446,082	103,261,199
TIAA-CREF Small-Cap Equity	48,906,733	3,122,875	2,853,680	731,491	—	46,717,549
	$1,802,683,506	$49,387,390	$79,564,792	$12,567,431	$5,626,024	$1,693,444,676

15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2020 Fund
TIAA-CREF Bond	$534,722,578	$15,150,635	$17,548,173	$4,125	$3,464,748	$525,184,094
TIAA-CREF Bond Plus	308,519,103	10,279,619	3,906,157	98,844	2,238,679	309,925,437
TIAA-CREF Emerging Markets Debt	27,964,271	2,169,688	469,543	3,606	240,278	28,272,912
TIAA-CREF Emerging Markets Equity	95,740,526	9,535,077	840,066	13,646	—	87,090,935
TIAA-CREF Enhanced International Equity Index	130,432,937	9,226,431	946,222	98,103	—	127,560,659
TIAA-CREF Enhanced Large-Cap Growth Index	213,812,288	3,630,208	10,838,315	3,336,866	—	198,222,924
TIAA-CREF Enhanced Large-Cap Value Index	199,396,180	8,274,336	3,743,150	1,156,114	—	189,262,203
TIAA-CREF Global Natural Resources	25,454,093	274,430	273,462	(6,340)	—	21,779,488
TIAA-CREF Growth & Income	183,959,289	549,858	7,246,132	2,648,178	438,767	167,118,337
TIAA-CREF High-Yield	85,087,339	4,394,344	1,233,936	14,046	1,185,354	84,093,814
TIAA-CREF Inflation-Linked Bond	113,129,291	3,297,808	3,507,799	113,840	—	111,329,316
TIAA-CREF International Equity	147,976,574	14,828,192	2,736,243	726,060	—	145,957,357
TIAA-CREF International Opportunities	123,699,326	5,131,389	872,661	78,646	—	117,947,211
TIAA-CREF Large-Cap Growth	221,990,838	1,940,528	12,658,943	5,463,098	—	203,038,442
TIAA-CREF Large-Cap Value	205,909,168	8,868,439	862,712	280,531	—	196,753,662
TIAA-CREF Mid-Cap Growth	8,230,434	—	1,048,296	74,599	—	6,770,215
TIAA-CREF Mid-Cap Value	6,863,750	657,928	223,715	43,076	—	6,699,137
TIAA-CREF Money Market	191,587	2	—	—	2	191,589
TIAA-CREF Short-Term Bond	110,821,427	5,042,057	3,901,087	79,445	472,589	111,529,738
TIAA-CREF Small-Cap Equity	89,175,577	6,051,473	3,403,973	931,120	—	87,213,289
	$2,833,076,576	$109,302,442	$76,260,585	$15,157,603	$8,040,417	$2,725,940,759

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2025 Fund
TIAA-CREF Bond	$402,203,093	$13,035,661	$15,338,239	$(48,399)	$2,602,702	$394,532,447
TIAA-CREF Bond Plus	311,426,146	12,850,406	2,927,297	103,302	2,278,865	316,302,911
TIAA-CREF Emerging Markets Debt	28,399,394	2,416,116	1,523,556	(1,845)	246,063	27,876,888
TIAA-CREF Emerging Markets Equity	107,865,171	10,382,498	283,975	7,331	—	98,274,577
TIAA-CREF Enhanced International Equity Index	150,219,236	11,068,022	130,946	21,571	—	148,199,005
TIAA-CREF Enhanced Large-Cap Growth Index	248,030,325	3,668,411	11,032,481	3,520,102	—	230,866,276
TIAA-CREF Enhanced Large-Cap Value Index	230,896,463	9,653,133	2,936,431	913,095	—	220,494,579
TIAA-CREF Global Natural Resources	28,877,061	1,727,806	208,922	(2,830)	—	26,158,345
TIAA-CREF Growth & Income	211,947,764	1,000,172	6,719,055	2,551,720	508,294	194,461,526
TIAA-CREF High-Yield	114,698,447	6,695,292	1,558,280	18,272	1,607,326	114,212,292
TIAA-CREF Inflation-Linked Bond	56,961,365	2,822,197	1,330,479	10,301	—	57,648,528
TIAA-CREF International Equity	168,613,876	15,613,087	1,258,251	358,412	—	166,854,830
TIAA-CREF International Opportunities	142,448,000	5,988,234	178,283	16,949	—	136,673,305
TIAA-CREF Large-Cap Growth	256,483,664	2,448,535	13,592,276	6,179,121	—	235,782,406
TIAA-CREF Large-Cap Value	238,407,070	8,813,469	—	—	—	227,353,121
TIAA-CREF Mid-Cap Growth	10,620,443	—	1,048,547	79,648	—	9,029,451
TIAA-CREF Mid-Cap Value	9,086,194	698,298	59,819	15,258	—	8,952,588
TIAA-CREF Money Market	187,740	2	—	—	2	187,742
TIAA-CREF Short-Term Bond	55,262,883	4,012,644	1,306,334	1,885	240,528	57,751,618
TIAA-CREF Small-Cap Equity	103,028,644	6,955,661	3,524,445	1,100,620	—	101,093,948
	$2,875,662,979	$119,849,644	$64,957,616	$14,844,513	$7,483,780	$2,772,706,383

16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2030 Fund
TIAA-CREF Bond	$278,803,848	$11,352,940	$13,359,041	$(43,932)	$1,805,075	$273,070,759
TIAA-CREF Bond Plus	273,315,980	13,577,085	4,021,539	115,709	2,009,371	278,431,449
TIAA-CREF Emerging Markets Debt	27,505,981	2,643,064	1,800,926	(3,489)	238,152	26,974,592
TIAA-CREF Emerging Markets Equity	115,938,476	10,461,466	636,176	34,481	—	104,719,593
TIAA-CREF Enhanced International Equity Index	163,369,243	12,292,285	423,655	71,608	—	161,090,403
TIAA-CREF Enhanced Large-Cap Growth Index	271,097,633	3,223,204	11,974,124	4,025,307	—	251,576,254
TIAA-CREF Enhanced Large-Cap Value Index	252,154,045	8,676,589	1,761,753	586,974	—	240,330,537
TIAA-CREF Global Natural Resources	31,105,884	2,087,544	240,941	(3,162)	—	28,338,809
TIAA-CREF Growth & Income	230,578,349	828,341	6,528,312	2,561,668	553,791	211,992,969
TIAA-CREF High-Yield	138,933,852	8,439,107	1,454,889	13,452	1,950,555	139,104,111
TIAA-CREF Inflation-Linked Bond	—	1,941,332	1,599	6	—	1,931,537
TIAA-CREF International Equity	181,710,483	16,600,413	1,717,451	459,021	—	179,177,545
TIAA-CREF International Opportunities	154,910,155	6,110,202	—	—	—	148,337,268
TIAA-CREF Large-Cap Growth	280,417,488	2,066,722	15,524,307	7,415,847	—	256,492,569
TIAA-CREF Large-Cap Value	258,982,398	9,122,105	—	—	—	246,493,278
TIAA-CREF Mid-Cap Growth	12,389,998	73,943	1,004,506	127,341	—	10,806,349
TIAA-CREF Mid-Cap Value	10,872,601	942,779	157,258	44,411	—	10,728,626
TIAA-CREF Money Market	180,563	1	—	—	1	180,564
TIAA-CREF Short-Term Bond	—	1,935,152	1,199	—	1,275	1,933,179
TIAA-CREF Small-Cap Equity	112,296,960	6,480,731	3,149,464	1,108,926	—	109,756,939
	$2,794,563,937	$118,855,005	$63,757,140	$16,514,168	$6,558,220	$2,681,467,330

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2035 Fund
TIAA-CREF Bond	$165,275,071	$10,422,895	$2,669,605	$6,548	$1,083,860	$170,805,887
TIAA-CREF Bond Plus	165,549,162	9,804,467	2,858,159	74,457	1,215,372	169,797,852
TIAA-CREF Emerging Markets Debt	27,718,476	2,514,405	562,326	4,413	239,539	28,287,166
TIAA-CREF Emerging Markets Equity	127,684,152	9,803,685	721,676	13,496	—	113,701,774
TIAA-CREF Enhanced International Equity Index	181,937,422	11,615,264	1,262,632	218,446	—	176,583,914
TIAA-CREF Enhanced Large-Cap Growth Index	302,614,535	2,538,123	14,495,958	5,079,182	—	278,699,243
TIAA-CREF Enhanced Large-Cap Value Index	281,487,942	9,179,005	3,539,370	1,229,680	—	266,290,375
TIAA-CREF Global Natural Resources	34,652,178	2,005,740	235,668	(3,775)	—	31,297,995
TIAA-CREF Growth & Income	256,640,974	1,340,224	8,191,707	3,279,416	617,603	235,499,673
TIAA-CREF High-Yield	139,912,465	8,400,227	6,423,852	(35,778)	1,958,044	135,044,981
TIAA-CREF International Equity	201,084,905	17,103,771	2,897,880	771,996	—	196,155,552
TIAA-CREF International Opportunities	172,493,361	6,445,326	1,060,902	122,190	—	163,804,889
TIAA-CREF Large-Cap Growth	312,385,193	916,318	18,379,196	8,749,651	—	283,347,715
TIAA-CREF Large-Cap Value	289,145,928	8,768,775	436,373	186,460	—	273,423,104
TIAA-CREF Mid-Cap Growth	14,788,989	—	1,196,721	174,851	—	12,827,525
TIAA-CREF Mid-Cap Value	13,054,738	786,312	—	—	—	12,747,790
TIAA-CREF Money Market	186,513	2	—	—	2	186,515
TIAA-CREF Small-Cap Equity	126,219,741	5,676,987	4,204,213	1,611,586	—	121,231,384
	$2,812,831,745	$107,321,526	$69,136,238	$21,482,819	$5,114,420	$2,669,733,334

17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2040 Fund
TIAA-CREF Bond	$—	$4,227,741	$14,121	$31	$9,523	$4,189,539
TIAA-CREF Bond Plus	144,516,234	9,401,421	4,654,952	(11,949)	1,042,184	146,928,776
TIAA-CREF Emerging Markets Debt	35,604,055	3,390,728	736,982	3,307	308,921	36,488,131
TIAA-CREF Emerging Markets Equity	179,224,473	12,320,136	1,584,502	29,631	—	157,817,111
TIAA-CREF Enhanced International Equity Index	256,907,123	19,581,097	2,940,978	453,356	—	251,362,411
TIAA-CREF Enhanced Large-Cap Growth Index	427,634,756	1,976,842	20,658,502	7,745,038	—	392,068,758
TIAA-CREF Enhanced Large-Cap Value Index	398,086,271	10,006,647	3,954,238	1,449,519	—	374,674,536
TIAA-CREF Global Natural Resources	48,881,827	3,524,041	867,219	(54,406)	—	44,275,861
TIAA-CREF Growth & Income	361,934,494	2,531,929	11,708,483	4,792,600	876,820	332,720,385
TIAA-CREF High-Yield	180,489,214	9,767,000	8,841,671	(72,485)	2,522,369	172,597,310
TIAA-CREF International Equity	282,662,286	20,640,075	3,286,544	908,426	—	273,255,493
TIAA-CREF International Opportunities	243,268,242	7,011,103	603,191	77,170	—	229,838,291
TIAA-CREF Large-Cap Growth	440,553,498	1,478,634	25,829,575	12,423,980	—	399,870,415
TIAA-CREF Large-Cap Value	407,131,367	13,231,302	802,857	339,637	—	385,629,883
TIAA-CREF Mid-Cap Growth	22,154,064	—	1,983,085	334,442	—	19,028,766
TIAA-CREF Mid-Cap Value	19,313,666	1,607,841	353,126	100,682	—	18,920,862
TIAA-CREF Money Market	273,442	3	—	—	3	273,445
TIAA-CREF Small-Cap Equity	178,242,496	7,335,778	6,304,890	2,517,598	—	170,135,228
	$3,626,877,508	$128,032,318	$95,124,916	$31,036,577	$4,759,820	$3,410,075,201

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$54,014,492	$4,488,129	$1,548,294	$(27,025)	$393,000	$56,077,531
TIAA-CREF Emerging Markets Debt	13,174,386	1,672,744	279,521	(12,529)	117,190	13,897,745
TIAA-CREF Emerging Markets Equity	66,975,719	7,081,477	1,448,613	(199,016)	—	60,495,702
TIAA-CREF Enhanced International Equity Index	96,243,829	9,775,931	1,280,599	(115,705)	—	96,359,677
TIAA-CREF Enhanced Large-Cap Growth Index	158,868,063	4,218,089	6,369,855	(38,509)	—	150,300,203
TIAA-CREF Enhanced Large-Cap Value Index	147,665,030	8,855,621	1,711,645	(91,951)	—	143,623,358
TIAA-CREF Global Natural Resources	18,066,490	2,385,147	718,144	(276,127)	—	16,978,470
TIAA-CREF Growth & Income	134,351,959	2,814,784	2,120,015	(41,773)	327,619	127,362,127
TIAA-CREF High-Yield	67,077,366	5,627,826	3,418,257	(288,867)	952,992	65,958,162
TIAA-CREF International Equity	105,277,576	11,174,074	1,592,101	(11,499)	—	104,714,092
TIAA-CREF International Opportunities	89,784,779	6,991,479	1,105,098	(11,407)	—	88,094,049
TIAA-CREF Large-Cap Growth	163,397,760	3,684,415	8,176,571	177,073	—	152,753,806
TIAA-CREF Large-Cap Value	151,278,305	10,190,523	1,960,218	(79,864)	—	146,698,604
TIAA-CREF Mid-Cap Growth	8,323,026	147,584	736,745	(30,089)	—	7,306,212
TIAA-CREF Mid-Cap Value	7,162,694	792,462	63,806	(7,602)	—	7,264,772
TIAA-CREF Money Market	81,020	1	—	—	1	81,021
TIAA-CREF Small-Cap Equity	66,164,818	3,845,315	1,276,867	(93,939)	—	65,210,231
	$1,347,907,312	$83,745,601	$33,806,349	$(1,148,829)	$1,790,802	$1,303,175,762

18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$31,694,189	$2,461,901	$936,628	$(16,297)	$230,122	$32,706,103
TIAA-CREF Emerging Markets Debt	7,686,306	1,042,926	208,452	(9,115)	68,486	8,128,103
TIAA-CREF Emerging Markets Equity	39,174,542	4,489,847	1,006,260	(142,685)	—	35,560,035
TIAA-CREF Enhanced International Equity Index	56,554,031	5,621,956	823,150	(75,097)	—	56,447,845
TIAA-CREF Enhanced Large-Cap Growth Index	92,777,333	2,822,446	3,637,692	(11,614)	—	88,207,870
TIAA-CREF Enhanced Large-Cap Value Index	86,194,279	5,928,718	1,284,427	(79,188)	—	84,290,602
TIAA-CREF Global Natural Resources	10,529,338	1,270,118	202,194	(56,586)	—	9,991,800
TIAA-CREF Growth & Income	78,423,220	2,011,564	1,160,337	(19,214)	191,588	74,772,476
TIAA-CREF High-Yield	39,193,456	3,468,429	2,004,581	(170,876)	558,249	38,710,090
TIAA-CREF International Equity	61,676,912	7,005,633	1,289,556	(1,103)	—	61,455,221
TIAA-CREF International Opportunities	52,322,322	4,409,499	598,680	(4,573)	—	51,701,954
TIAA-CREF Large-Cap Growth	95,513,657	2,638,386	4,832,605	104,569	—	89,696,667
TIAA-CREF Large-Cap Value	88,184,265	6,953,784	1,342,738	(50,933)	—	86,281,626
TIAA-CREF Mid-Cap Growth	4,821,272	136,745	418,039	(22,999)	—	4,287,931
TIAA-CREF Mid-Cap Value	4,180,971	502,522	54,106	(4,965)	—	4,263,382
TIAA-CREF Money Market	41,882	—	—	—	—	41,882
TIAA-CREF Small-Cap Equity	38,621,332	2,633,901	936,178	(56,339)	—	38,272,700
	$787,589,307	$53,398,375	$20,735,623	$(617,015)	$1,048,445	$764,816,287

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$5,688,437	$1,026,939	$370,760	$(6,687)	$42,881	$6,250,916
TIAA-CREF Emerging Markets Debt	1,380,326	328,225	87,212	(3,737)	12,698	1,548,964
TIAA-CREF Emerging Markets Equity	7,029,644	1,537,067	409,862	(53,471)	—	6,828,722
TIAA-CREF Enhanced International Equity Index	10,218,870	2,128,565	571,493	(48,547)	—	10,857,848
TIAA-CREF Enhanced Large-Cap Growth Index	16,643,779	2,379,878	1,419,959	1,648	—	16,904,629
TIAA-CREF Enhanced Large-Cap Value Index	15,462,422	2,862,180	948,624	(55,498)	—	16,153,738
TIAA-CREF Global Natural Resources	1,879,087	432,356	105,830	(28,476)	—	1,906,838
TIAA-CREF Growth & Income	14,030,132	1,869,820	818,246	(5,408)	36,006	14,238,951
TIAA-CREF High-Yield	7,069,044	1,311,958	601,376	(46,498)	104,022	7,418,376
TIAA-CREF International Equity	11,073,649	2,492,184	671,682	(5,859)	—	11,777,878
TIAA-CREF International Opportunities	9,396,288	1,905,712	566,779	(8,354)	—	9,908,687
TIAA-CREF Large-Cap Growth	17,062,381	2,241,347	1,381,807	24,600	—	17,248,101
TIAA-CREF Large-Cap Value	15,835,067	3,028,098	910,100	(28,273)	—	16,549,842
TIAA-CREF Mid-Cap Growth	875,505	90,323	96,811	(4,628)	—	821,782
TIAA-CREF Mid-Cap Value	753,708	173,907	41,689	(1,572)	—	817,058
TIAA-CREF Money Market	6,591	—	—	—	—	6,591
TIAA-CREF Small-Cap Equity	6,923,839	1,198,049	400,128	(22,877)	—	7,334,874
	$141,328,769	$25,006,608	$9,402,358	$(293,637)	$195,607	$146,573,795

19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle 2060 Fund*
TIAA-CREF Bond Plus	$449,483	$54,607	$13,898	$(195)	$3,347	$482,772
TIAA-CREF Emerging Markets Debt	112,388	15,881	2,678	(99)	978	119,855
TIAA-CREF Emerging Markets Equity	564,891	61,546	9,605	(643)	—	512,582
TIAA-CREF Enhanced International Equity Index	816,321	91,063	18,920	(1,113)	—	816,000
TIAA-CREF Enhanced Large-Cap Growth Index	1,355,454	67,206	73,787	(675)	—	1,293,077
TIAA-CREF Enhanced Large-Cap Value Index	1,262,541	100,919	31,185	(1,941)	—	1,235,705
TIAA-CREF Global Natural Resources	154,991	17,271	5,150	(859)	—	143,737
TIAA-CREF Growth & Income	1,145,214	70,667	47,621	(305)	2,761	1,101,810
TIAA-CREF High-Yield	570,950	61,086	36,119	(1,881)	8,127	567,509
TIAA-CREF International Equity	893,198	121,333	25,950	(1,005)	—	900,954
TIAA-CREF International Opportunities	764,702	77,360	18,612	(367)	—	757,954
TIAA-CREF Large-Cap Growth	1,398,843	66,624	85,346	(137)	—	1,326,153
TIAA-CREF Large-Cap Value	1,290,790	116,694	29,709	(549)	—	1,267,438
TIAA-CREF Mid-Cap Growth	71,547	1,597	6,390	(395)	—	63,042
TIAA-CREF Mid-Cap Value	61,259	8,285	1,580	(72)	—	62,639
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Small-Cap Equity	560,263	51,047	19,830	(807)	—	561,088
	$11,472,935	$983,186	$426,380	$(11,043)	$15,213	$11,212,415

*	The Fund commenced operations on September 26, 2014.

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$348,014,762	$21,515,446	$(2,841,337)	$18,674,109
Lifecycle 2010	951,708,160	114,068,500	(8,478,228)	105,590,272
Lifecycle 2015	1,677,683,079	61,063,132	(45,301,535)	15,761,597
Lifecycle 2020	2,673,501,465	116,098,261	(63,658,967)	52,439,294
Lifecycle 2025	2,694,623,089	143,135,715	(65,052,421)	78,083,294
Lifecycle 2030	2,574,695,598	171,299,959	(64,528,227)	106,771,732
Lifecycle 2035	2,538,180,467	197,466,325	(65,913,458)	131,552,867
Lifecycle 2040	3,202,989,438	293,572,922	(86,487,159)	207,085,763
Lifecycle 2045	1,224,476,643	100,308,685	(21,609,566)	78,699,119
Lifecycle 2050	725,469,197	52,652,962	(13,305,872)	39,347,090
Lifecycle 2055	147,008,450	2,817,926	(3,252,581)	(434,655)
Lifecycle 2060	11,962,287	—	(749,872)	(749,872)
20

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 50.3%
2,500,192	TIAA-CREF Bond Index Fund	$26,977,071
	TOTAL FIXED INCOME	26,977,071

INFLATION-PROTECTED ASSETS - 10.0%
474,299	TIAA-CREF Inflation-Linked Bond Fund	5,364,316
	TOTAL INFLATION-PROTECTED ASSETS	5,364,316

INTERNATIONAL EQUITY - 12.0%
159,998	TIAA-CREF Emerging Markets Equity Index Fund	1,377,583
286,882	TIAA-CREF International Equity Index Fund	5,026,170
	TOTAL INTERNATIONAL EQUITY	6,403,753

U.S. EQUITY - 27.6%
978,209	TIAA-CREF Equity Index Fund	14,780,732
	TOTAL U.S. EQUITY	14,780,732

	TOTAL TIAA-CREF FUNDS	53,525,872
	(Cost $49,894,827)

	TOTAL INVESTMENTS - 99.9%	53,525,872
	(Cost $49,894,827)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	63,910
	NET ASSETS - 100.0%	$53,589,782

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 47.4%
8,592,375	TIAA-CREF Bond Index Fund	$92,711,722
	TOTAL FIXED INCOME	92,711,722

INFLATION-PROTECTED ASSETS - 8.0%
1,395,367	TIAA-CREF Inflation-Linked Bond Fund	15,781,604
	TOTAL INFLATION-PROTECTED ASSETS	15,781,604

INTERNATIONAL EQUITY - 13.4%
654,011	TIAA-CREF Emerging Markets Equity Index Fund	5,631,034
1,172,801	TIAA-CREF International Equity Index Fund	20,547,479
	TOTAL INTERNATIONAL EQUITY	26,178,513

U.S. EQUITY - 30.9%
4,002,899	TIAA-CREF Equity Index Fund	60,483,807
	TOTAL U.S. EQUITY	60,483,807

	TOTAL TIAA-CREF FUNDS	195,155,646
	(Cost $173,898,577)

	TOTAL INVESTMENTS - 99.7%	195,155,646
	(Cost $173,898,577)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	574,718
	NET ASSETS - 100.0%	$195,730,364

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 44.3%
14,308,229	TIAA-CREF Bond Index Fund	$154,385,792
	TOTAL FIXED INCOME	154,385,792

INFLATION-PROTECTED ASSETS - 6.1%
1,865,657	TIAA-CREF Inflation-Linked Bond Fund	21,100,577
	TOTAL INFLATION-PROTECTED ASSETS	21,100,577

INTERNATIONAL EQUITY - 14.9%
1,292,328	TIAA-CREF Emerging Markets Equity Index Fund	11,126,945
2,317,893	TIAA-CREF International Equity Index Fund	40,609,483
	TOTAL INTERNATIONAL EQUITY	51,736,428

U.S. EQUITY - 34.3%
7,916,861	TIAA-CREF Equity Index Fund	119,623,768
	TOTAL U.S. EQUITY	119,623,768

	TOTAL TIAA-CREF FUNDS	346,846,565
	(Cost $306,341,288)

	TOTAL INVESTMENTS - 99.6%	346,846,565
	(Cost $306,341,288)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,370,413
	NET ASSETS - 100.0%	$348,216,978

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 38.6%
20,660,443	TIAA-CREF Bond Index Fund	$222,926,180
	TOTAL FIXED INCOME	222,926,180

INFLATION-PROTECTED ASSETS - 4.1%
2,082,731	TIAA-CREF Inflation-Linked Bond Fund	23,555,684
	TOTAL INFLATION-PROTECTED ASSETS	23,555,684

INTERNATIONAL EQUITY - 17.3%
2,493,200	TIAA-CREF Emerging Markets Equity Index Fund	21,466,448
4,471,589	TIAA-CREF International Equity Index Fund	78,342,240
	TOTAL INTERNATIONAL EQUITY	99,808,688

U.S. EQUITY - 40.0%
15,291,236	TIAA-CREF Equity Index Fund	231,050,573
	TOTAL U.S. EQUITY	231,050,573

	TOTAL TIAA-CREF FUNDS	577,341,125
	(Cost $518,828,149)

	TOTAL INVESTMENTS - 100.0%	577,341,125
	(Cost $518,828,149)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	8,800
	NET ASSETS - 100.0%	$577,349,925

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 32.5%
17,374,267	TIAA-CREF Bond Index Fund	$187,468,336
	TOTAL FIXED INCOME	187,468,336

INFLATION-PROTECTED ASSETS - 2.1%
1,054,677	TIAA-CREF Inflation-Linked Bond Fund	11,928,401
	TOTAL INFLATION-PROTECTED ASSETS	11,928,401

INTERNATIONAL EQUITY - 19.6%
2,827,881	TIAA-CREF Emerging Markets Equity Index Fund	24,348,052
5,071,735	TIAA-CREF International Equity Index Fund	88,856,796
	TOTAL INTERNATIONAL EQUITY	113,204,848

U.S. EQUITY - 45.5%
17,359,482	TIAA-CREF Equity Index Fund	262,301,776
	TOTAL U.S. EQUITY	262,301,776

	TOTAL TIAA-CREF FUNDS	574,903,361
	(Cost $511,402,063)

	TOTAL INVESTMENTS - 99.7%	574,903,361
	(Cost $511,402,063)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,473,898
	NET ASSETS - 100.0%	$576,377,259

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 26.6%
14,866,635	TIAA-CREF Bond Index Fund	$160,410,990
	TOTAL FIXED INCOME	160,410,990

INFLATION-PROTECTED ASSETS - 0.1%
36,253	TIAA-CREF Inflation-Linked Bond Fund	410,026
	TOTAL INFLATION-PROTECTED ASSETS	410,026

INTERNATIONAL EQUITY - 22.1%
3,328,783	TIAA-CREF Emerging Markets Equity Index Fund	28,660,825
5,969,875	TIAA-CREF International Equity Index Fund	104,592,210
	TOTAL INTERNATIONAL EQUITY	133,253,035

U.S. EQUITY - 51.1%
20,448,393	TIAA-CREF Equity Index Fund	308,975,225
	TOTAL U.S. EQUITY	308,975,225

	TOTAL TIAA-CREF FUNDS	603,049,276
	(Cost $530,094,483)

	TOTAL INVESTMENTS - 99.9%	603,049,276
	(Cost $530,094,483)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	791,078
	NET ASSETS - 100.0%	$603,840,354

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 18.6%
9,984,411	TIAA-CREF Bond Index Fund	$107,731,799
	TOTAL FIXED INCOME	107,731,799

INTERNATIONAL EQUITY - 24.5%
3,536,883	TIAA-CREF Emerging Markets Equity Index Fund	30,452,562
6,342,905	TIAA-CREF International Equity Index Fund	111,127,699
	TOTAL INTERNATIONAL EQUITY	141,580,261

U.S. EQUITY - 56.7%
21,738,735	TIAA-CREF Equity Index Fund	328,472,289
	TOTAL U.S. EQUITY	328,472,289

	TOTAL TIAA-CREF FUNDS	577,784,349
	(Cost $501,382,255)

	TOTAL INVESTMENTS - 99.8%	577,784,349
	(Cost $501,382,255)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	971,977
	NET ASSETS - 100.0%	$578,756,326

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.6%
6,623,481	TIAA-CREF Bond Index Fund	$71,467,365
	TOTAL FIXED INCOME	71,467,365

INTERNATIONAL EQUITY - 26.7%
4,509,929	TIAA-CREF Emerging Markets Equity Index Fund	38,830,485
8,060,933	TIAA-CREF International Equity Index Fund	141,227,544
	TOTAL INTERNATIONAL EQUITY	180,058,029

U.S. EQUITY - 62.5%
27,904,723	TIAA-CREF Equity Index Fund	421,640,367
	TOTAL U.S. EQUITY	421,640,367

	TOTAL TIAA-CREF FUNDS	673,165,761
	(Cost $572,984,415)

	TOTAL INVESTMENTS - 99.8%	673,165,761
	(Cost $572,984,415)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,251,156
	NET ASSETS - 100.0%	$674,416,917

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.4%
3,267,600	TIAA-CREF Bond Index Fund	$35,257,407
	TOTAL FIXED INCOME	35,257,407

INTERNATIONAL EQUITY - 26.9%
2,297,545	TIAA-CREF Emerging Markets Equity Index Fund	19,781,865
4,120,285	TIAA-CREF International Equity Index Fund	72,187,387
	TOTAL INTERNATIONAL EQUITY	91,969,252

U.S. EQUITY - 62.5%
14,128,163	TIAA-CREF Equity Index Fund	213,476,540
	TOTAL U.S. EQUITY	213,476,540

	TOTAL TIAA-CREF FUNDS	340,703,199
	(Cost $307,210,046)

	TOTAL INVESTMENTS - 99.8%	340,703,199
	(Cost $307,210,046)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	732,293
	NET ASSETS - 100.0%	$341,435,492

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.3%
2,182,670	TIAA-CREF Bond Index Fund	$23,551,010
	TOTAL FIXED INCOME	23,551,010

INTERNATIONAL EQUITY - 26.9%
1,534,704	TIAA-CREF Emerging Markets Equity Index Fund	13,213,799
2,748,372	TIAA-CREF International Equity Index Fund	48,151,478
	TOTAL INTERNATIONAL EQUITY	61,365,277

U.S. EQUITY - 62.5%
9,441,660	TIAA-CREF Equity Index Fund	142,663,488
	TOTAL U.S. EQUITY	142,663,488

	TOTAL TIAA-CREF FUNDS	227,579,775
	(Cost $206,266,406)

	TOTAL INVESTMENTS - 99.7%	227,579,775
	(Cost $206,266,406)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	714,704
	NET ASSETS - 100.0%	$228,294,479

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 10.3%
485,697	TIAA-CREF Bond Index Fund	$5,240,676
	TOTAL FIXED INCOME	5,240,676

INTERNATIONAL EQUITY - 27.0%
341,508	TIAA-CREF Emerging Markets Equity Index Fund	2,940,382
612,446	TIAA-CREF International Equity Index Fund	10,730,060
	TOTAL INTERNATIONAL EQUITY	13,670,442

U.S. EQUITY - 62.7%
2,100,032	TIAA-CREF Equity Index Fund	31,731,479
	TOTAL U.S. EQUITY	31,731,479

	TOTAL TIAA-CREF FUNDS	50,642,597
	(Cost $47,269,680)

	TOTAL INVESTMENTS - 100.0%	50,642,597
	(Cost $47,269,680)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	2,637
	NET ASSETS - 100.0%	$50,645,234

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 10.3%
98,267	TIAA-CREF Bond Index Fund	$1,060,299
	TOTAL FIXED INCOME	1,060,299

INTERNATIONAL EQUITY - 26.7%
68,726	TIAA-CREF Emerging Markets Equity Index Fund	591,728
122,830	TIAA-CREF International Equity Index Fund	2,151,987
	TOTAL INTERNATIONAL EQUITY	2,743,715

U.S. EQUITY - 62.8%
426,326	TIAA-CREF Equity Index Fund	6,441,790
	TOTAL U.S. EQUITY	6,441,790

	TOTAL TIAA-CREF FUNDS	10,245,804
	(Cost $10,601,291)

	TOTAL INVESTMENTS - 99.8%	10,245,804
	(Cost $10,601,291)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	16,483
	NET ASSETS - 100.0%	$10,262,287

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2015, there were no transfers between levels by the Funds.

As of August 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$23,538,355	$4,629,722	$929,634	$(14,894)	$143,700	$26,977,071
TIAA-CREF Emerging Markets Equity Index	1,280,745	407,266	46,252	(7,594)	—	1,377,583
TIAA-CREF Equity Index	13,249,909	2,787,564	348,266	(12,401)	—	14,780,732
TIAA-CREF Inflation-Linked Bond	4,733,065	915,073	214,182	(9,544)	—	5,364,316
TIAA-CREF International Equity Index	4,252,414	1,264,696	72,237	(5,329)	—	5,026,170
	$47,054,488	$10,004,321	$1,610,571	$(49,762)	$143,700	$53,525,872
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$87,913,710	$9,083,917	$3,315,782	$(58,346)	$509,789	$92,711,722
TIAA-CREF Emerging Markets Equity Index	5,780,066	1,113,373	150,874	(18,961)	—	5,631,034
TIAA-CREF Equity Index	59,468,910	6,306,579	1,551,192	626	—	60,483,807
TIAA-CREF Inflation-Linked Bond	14,900,125	1,613,020	516,783	(39,934)	—	15,781,604
TIAA-CREF International Equity Index	19,232,104	3,372,389	314,147	(7,103)	—	20,547,479
	$187,294,915	$21,489,278	$5,848,778	$(123,718)	$509,789	$195,155,646
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$149,848,729	$12,691,495	$6,503,178	$(120,153)	$858,975	$154,385,792
TIAA-CREF Emerging Markets Equity Index	11,711,932	2,022,979	391,846	(51,041)	—	11,126,945
TIAA-CREF Equity Index	120,391,640	10,378,368	3,681,789	(23,942)	—	119,623,768
TIAA-CREF Inflation-Linked Bond	20,233,907	1,993,029	835,366	(76,886)	—	21,100,577
TIAA-CREF International Equity Index	38,969,408	5,888,827	766,019	(26,003)	—	40,609,483
	$341,155,616	$32,974,698	$12,178,198	$(298,025)	$858,975	$346,846,565
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$210,926,497	$21,595,538	$7,273,161	$(158,983)	$1,230,587	$222,926,180
TIAA-CREF Emerging Markets Equity Index	22,121,864	4,138,793	526,808	(81,783)	—	21,466,448
TIAA-CREF Equity Index	227,415,832	22,204,207	4,117,552	(79,120)	—	231,050,573
TIAA-CREF Inflation-Linked Bond	22,103,475	2,463,232	692,196	(73,092)	—	23,555,684
TIAA-CREF International Equity Index	73,479,642	12,217,149	635,201	(23,870)	—	78,342,240
	$556,047,310	$62,618,919	$13,244,918	$(416,848)	$1,230,587	$577,341,125
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$177,819,801	$16,921,052	$5,304,734	$(118,403)	$1,032,626	$187,468,336
TIAA-CREF Emerging Markets Equity Index	25,064,096	4,648,181	531,220	(74,914)	—	24,348,052
TIAA-CREF Equity Index	258,431,516	22,801,306	2,532,848	(27,984)	—	262,301,776
TIAA-CREF Inflation-Linked Bond	11,013,110	1,312,200	236,892	(26,008)	—	11,928,401
TIAA-CREF International Equity Index	83,258,784	13,658,841	433,885	(14,271)	—	88,856,796
	$555,587,307	$59,341,580	$9,039,579	$(261,580)	$1,032,626	$574,903,361
14

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$151,635,949	$14,764,785	$4,319,440	$(95,625)	$883,969	$160,410,990
TIAA-CREF Emerging Markets Equity Index	29,563,063	5,110,249	285,876	(50,281)	—	28,660,825
TIAA-CREF Equity Index	304,305,967	26,838,117	2,719,286	(54,251)	—	308,975,225
TIAA-CREF Inflation-Linked Bond	—	412,137	268	(3)	—	410,026
TIAA-CREF International Equity Index	98,150,767	16,016,390	551,302	(32,938)	—	104,592,210
	$583,655,746	$63,141,678	$7,876,172	$(233,098)	$883,969	$603,049,276
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$98,861,355	$12,094,702	$2,129,269	$(47,170)	$585,469	$107,731,799
TIAA-CREF Emerging Markets Equity Index	30,908,365	5,763,970	137,941	(37,127)	—	30,452,562
TIAA-CREF Equity Index	317,806,845	33,126,502	1,751,321	(23,129)	—	328,472,289
TIAA-CREF International Equity Index	102,603,196	18,554,112	447,755	(14,546)	—	111,127,699
	$550,179,761	$69,539,286	$4,466,286	$(121,972)	$585,469	$577,784,349
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$63,934,195	$8,682,986	$437,547	$(8,527)	$381,523	$71,467,365
TIAA-CREF Emerging Markets Equity Index	39,423,423	7,406,903	185,578	(57,908)	—	38,830,485
TIAA-CREF Equity Index	404,023,770	46,313,381	2,188,900	(24,437)	—	421,640,367
TIAA-CREF International Equity Index	130,860,435	22,689,960	44,200	(1,390)	—	141,227,544
	$638,241,823	$85,093,230	$2,856,225	$(92,262)	$381,523	$673,165,761
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$31,383,152	$4,914,147	$688,740	$(14,744)	$190,573	$35,257,407
TIAA-CREF Emerging Markets Equity Index	19,439,089	4,436,711	171,723	(47,601)	—	19,781,865
TIAA-CREF Equity Index	197,702,671	29,782,185	483,933	(15,661)	—	213,476,540
TIAA-CREF International Equity Index	64,523,003	13,961,044	88,441	(9,235)	—	72,187,387
	$313,047,915	$53,094,087	$1,432,837	$(87,241)	$190,573	$340,703,199
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$20,697,309	$3,538,907	$453,087	$(9,948)	$126,761	$23,551,010
TIAA-CREF Emerging Markets Equity Index	12,815,587	3,035,547	27,913	(9,556)	—	13,213,799
TIAA-CREF Equity Index	130,839,226	21,457,118	587,985	(12,917)	—	142,663,488
TIAA-CREF International Equity Index	42,538,415	9,844,353	86,940	(8,775)	—	48,151,478
	$206,890,537	$37,875,925	$1,155,925	$(41,196)	$126,761	$227,579,775
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,941,017	$884,656	$528,337	$(10,650)	$28,708	$5,240,676
TIAA-CREF Emerging Markets Equity Index	3,059,841	694,288	233,218	(50,842)	—	2,940,382
TIAA-CREF Equity Index	31,194,534	5,178,109	2,572,295	(65,978)	—	31,731,479
TIAA-CREF International Equity Index	10,156,407	2,241,897	719,100	(42,243)	—	10,730,060
	$49,351,799	$8,998,950	$4,052,950	$(169,713)	$28,708	$50,642,597
Lifecycle Index 2060 Fund*
TIAA-CREF Bond Index	$1,075,600	$41,848	$45,319	$(710)	$5,981	$1,060,299
TIAA-CREF Emerging Markets Equity Index	658,474	70,449	15,890	(1,744)	—	591,728
TIAA-CREF Equity Index	6,766,318	197,641	111,220	867	—	6,441,790
TIAA-CREF International Equity Index	2,188,453	166,946	11,595	49	—	2,151,987
	$10,688,845	$476,884	$184,024	$(1,538)	$5,981	$10,245,804

* The Fund commenced operations on September 26, 2014.

15

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$49,894,827	$3,848,816	$(217,771)	$3,631,045
Lifecycle Index 2010	173,898,577	22,218,574	(961,505)	21,257,069
Lifecycle Index 2015	306,341,288	42,547,027	(2,041,750)	40,505,277
Lifecycle Index 2020	518,828,149	62,691,540	(4,178,564)	58,512,976
Lifecycle Index 2025	511,402,063	67,981,593	(4,480,295)	63,501,298
Lifecycle Index 2030	530,094,483	78,185,205	(5,230,412)	72,954,793
Lifecycle Index 2035	501,382,255	82,044,527	(5,642,433)	76,402,094
Lifecycle Index 2040	572,984,415	107,424,132	(7,242,786)	100,181,346
Lifecycle Index 2045	307,210,046	37,172,554	(3,679,401)	33,493,153
Lifecycle Index 2050	206,266,406	23,850,972	(2,537,603)	21,313,369
Lifecycle Index 2055	47,269,680	4,228,242	(855,325)	3,372,917
Lifecycle Index 2060	10,601,291	—	(355,487)	(355,487)
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.4%
1,018,443	TIAA-CREF Bond Fund	$10,612,178
1,062,710	TIAA-CREF Bond Plus Fund	11,169,081
59,521	TIAA-CREF High-Yield Fund	565,454
	TOTAL FIXED INCOME	22,346,713

INTERNATIONAL EQUITY - 6.5%
75,851	TIAA-CREF Emerging Markets Equity Fund	661,425
100,082	TIAA-CREF Enhanced International Equity Index Fund	714,582
20,337	TIAA-CREF Global Natural Resources Fund	149,072
116,138	TIAA-CREF International Equity Fund	1,251,965
78,944	TIAA-CREF International Opportunities Fund	826,546
	TOTAL INTERNATIONAL EQUITY	3,603,590

SHORT-TERM FIXED INCOME - 40.1%
2,993	TIAA-CREF Money Market Fund	2,993
2,143,510	TIAA-CREF Short-Term Bond Fund	22,163,896
	TOTAL SHORT-TERM FIXED INCOME	22,166,889

U.S. EQUITY - 13.0%
55,680	TIAA-CREF Enhanced Large-Cap Growth Index Fund	636,425
62,132	TIAA-CREF Enhanced Large-Cap Value Index Fund	604,541
128,111	TIAA-CREF Growth & Income Fund	1,534,765
120,752	TIAA-CREF Large-Cap Growth Fund	1,865,620
106,951	TIAA-CREF Large-Cap Value Fund	1,823,523
2,544	TIAA-CREF Mid-Cap Growth Fund	54,103
2,302	TIAA-CREF Mid-Cap Value Fund	53,332
35,261	TIAA-CREF Small-Cap Equity Fund	607,540
	TOTAL U.S. EQUITY	7,179,849

	TOTAL TIAA-CREF FUNDS	55,297,041
	(Cost $55,082,826)

	TOTAL INVESTMENTS - 100.0%	55,297,041
	(Cost $55,082,826)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	6,957
	NET ASSETS - 100.0%	$55,303,998

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 40.3%
1,050,242	TIAA-CREF Bond Fund	$10,943,519
3,535,207	TIAA-CREF Bond Plus Fund	37,155,030
131,552	TIAA-CREF High-Yield Fund	1,249,746
	TOTAL FIXED INCOME	49,348,295

INTERNATIONAL EQUITY - 13.0%
333,009	TIAA-CREF Emerging Markets Equity Fund	2,903,836
434,549	TIAA-CREF Enhanced International Equity Index Fund	3,102,677
93,458	TIAA-CREF Global Natural Resources Fund	685,049
512,515	TIAA-CREF International Equity Fund	5,524,914
347,623	TIAA-CREF International Opportunities Fund	3,639,615
	TOTAL INTERNATIONAL EQUITY	15,856,091

SHORT-TERM FIXED INCOME - 19.9%
4,722	TIAA-CREF Money Market Fund	4,722
2,360,071	TIAA-CREF Short-Term Bond Fund	24,403,137
	TOTAL SHORT-TERM FIXED INCOME	24,407,859

U.S. EQUITY - 26.1%
246,213	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,814,213
274,828	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,674,073
570,516	TIAA-CREF Growth & Income Fund	6,834,780
540,961	TIAA-CREF Large-Cap Growth Fund	8,357,842
473,979	TIAA-CREF Large-Cap Value Fund	8,081,334
11,761	TIAA-CREF Mid-Cap Growth Fund	250,161
10,657	TIAA-CREF Mid-Cap Value Fund	246,913
155,974	TIAA-CREF Small-Cap Equity Fund	2,687,423
	TOTAL U.S. EQUITY	31,946,739

	TOTAL TIAA-CREF FUNDS	121,558,984
	(Cost $121,268,765)

	TOTAL INVESTMENTS - 99.3%	121,558,984
	(Cost $121,268,765)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	796,334
	NET ASSETS - 100.0%	$122,355,318

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 40.6%
5,873,425	TIAA-CREF Bond Plus Fund	$61,729,698
171,618	TIAA-CREF High-Yield Fund	1,630,371
	TOTAL FIXED INCOME	63,360,069

INTERNATIONAL EQUITY - 18.9%
583,827	TIAA-CREF Emerging Markets Equity Fund	5,090,972
838,890	TIAA-CREF Enhanced International Equity Index Fund	5,989,678
182,369	TIAA-CREF Global Natural Resources Fund	1,336,764
944,337	TIAA-CREF International Equity Fund	10,179,957
669,374	TIAA-CREF International Opportunities Fund	7,008,342
	TOTAL INTERNATIONAL EQUITY	29,605,713

SHORT-TERM FIXED INCOME - 0.0%
6,346	TIAA-CREF Money Market Fund	6,346
	TOTAL SHORT-TERM FIXED INCOME	6,346

U.S. EQUITY - 40.2%
495,065	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,658,591
554,022	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,390,637
1,111,338	TIAA-CREF Growth & Income Fund	13,313,831
1,050,897	TIAA-CREF Large-Cap Growth Fund	16,236,363
915,444	TIAA-CREF Large-Cap Value Fund	15,608,317
33,933	TIAA-CREF Mid-Cap Growth Fund	721,747
30,941	TIAA-CREF Mid-Cap Value Fund	716,911
300,793	TIAA-CREF Small-Cap Equity Fund	5,182,656
	TOTAL U.S. EQUITY	62,829,053

	TOTAL TIAA-CREF FUNDS	155,801,181
	(Cost $155,420,909)

	TOTAL INVESTMENTS - 99.7%	155,801,181
	(Cost $155,420,909)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	404,754
	NET ASSETS - 100.0%	$156,205,935

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 20.6%
1,523,142	TIAA-CREF Bond Plus Fund	$16,008,222
90,254	TIAA-CREF High-Yield Fund	857,415
	TOTAL FIXED INCOME	16,865,637

INTERNATIONAL EQUITY - 25.1%
393,221	TIAA-CREF Emerging Markets Equity Fund	3,428,888
592,660	TIAA-CREF Enhanced International Equity Index Fund	4,231,591
128,228	TIAA-CREF Global Natural Resources Fund	939,914
647,250	TIAA-CREF International Equity Fund	6,977,350
469,338	TIAA-CREF International Opportunities Fund	4,913,967
	TOTAL INTERNATIONAL EQUITY	20,491,710

SHORT-TERM FIXED INCOME - 0.0%
3,306	TIAA-CREF Money Market Fund	3,306
	TOTAL SHORT-TERM FIXED INCOME	3,306

U.S. EQUITY - 54.5%
354,456	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,051,437
397,168	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,864,447
787,131	TIAA-CREF Growth & Income Fund	9,429,826
738,013	TIAA-CREF Large-Cap Growth Fund	11,402,294
638,884	TIAA-CREF Large-Cap Value Fund	10,892,967
27,750	TIAA-CREF Mid-Cap Growth Fund	590,240
25,351	TIAA-CREF Mid-Cap Value Fund	587,374
211,065	TIAA-CREF Small-Cap Equity Fund	3,636,646
	TOTAL U.S. EQUITY	44,455,231

	TOTAL TIAA-CREF FUNDS	81,815,884
	(Cost $80,212,769)

	TOTAL INVESTMENTS - 100.2%	81,815,884
	(Cost $80,212,769)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(172,320)
	NET ASSETS - 100.0%	$81,643,564

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

INTERNATIONAL EQUITY - 31.0%
277,789	TIAA-CREF Emerging Markets Equity Fund	$2,422,324
439,498	TIAA-CREF Enhanced International Equity Index Fund	3,138,016
96,435	TIAA-CREF Global Natural Resources Fund	706,869
470,494	TIAA-CREF International Equity Fund	5,071,924
344,580	TIAA-CREF International Opportunities Fund	3,607,758
	TOTAL INTERNATIONAL EQUITY	14,946,891

SHORT-TERM FIXED INCOME - 0.0%
4,048	TIAA-CREF Money Market Fund	4,048
	TOTAL SHORT-TERM FIXED INCOME	4,048

U.S. EQUITY - 68.9%
264,523	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,023,502
296,612	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,886,035
586,816	TIAA-CREF Growth & Income Fund	7,030,058
550,206	TIAA-CREF Large-Cap Growth Fund	8,500,682
478,588	TIAA-CREF Large-Cap Value Fund	8,159,934
22,199	TIAA-CREF Mid-Cap Growth Fund	472,180
20,300	TIAA-CREF Mid-Cap Value Fund	470,362
155,653	TIAA-CREF Small-Cap Equity Fund	2,681,907
	TOTAL U.S. EQUITY	33,224,660

	TOTAL TIAA-CREF FUNDS	48,175,599
	(Cost $44,611,169)

	TOTAL INVESTMENTS - 99.9%	48,175,599
	(Cost $44,611,169)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	64,517
	NET ASSETS - 100.0%	$48,240,116

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

6

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2015, there were no transfers between levels by the Funds.

As of August 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	August 31, 2015
Lifestyle Income Fund
TIAA-CREF Bond	$10,536,070	$528,997	$313,605	$(5,140)	$68,350	$10,612,178
TIAA-CREF Bond Plus	11,035,052	596,370	285,591	(5,592)	80,381	11,169,081
TIAA-CREF Emerging Markets Equity	700,071	103,534	13,630	(955)	—	661,425
TIAA-CREF Enhanced International Equity Index	708,588	84,086	16,816	(1,718)	—	714,582
TIAA-CREF Enhanced Large-Cap Growth Index	671,160	42,578	50,205	(1,196)	—	636,425
TIAA-CREF Enhanced Large-Cap Value Index	617,951	65,046	31,917	(2,136)	—	604,541
TIAA-CREF Global Natural Resources	165,574	14,703	6,217	(1,815)	—	149,072
TIAA-CREF Growth & Income	1,655,285	61,193	87,939	1,396	3,921	1,534,765
TIAA-CREF High-Yield	565,614	41,064	13,308	(609)	7,963	565,454
TIAA-CREF International Equity	1,223,092	196,409	49,007	1,126	—	1,251,965
TIAA-CREF International Opportunities	827,472	104,820	36,494	(1,094)	—	826,546
TIAA-CREF Large-Cap Growth	2,012,844	58,326	129,527	9,358	—	1,865,620
TIAA-CREF Large-Cap Value	1,866,212	171,695	58,307	(1,678)	—	1,823,523
TIAA-CREF Mid-Cap Growth	70,314	2,330	15,005	(697)	—	54,103
TIAA-CREF Mid-Cap Value	54,659	11,654	7,935	(665)	—	53,332
TIAA-CREF Money Market	2,993	—	—	—	—	2,993
TIAA-CREF Short-Term Bond	22,176,351	918,331	845,210	(6,315)	93,406	22,163,896
TIAA-CREF Small-Cap Equity	611,134	60,459	32,178	(867)	—	607,540
	$55,500,436	$3,061,595	$1,992,891	$(18,597)	$254,021	$55,297,041
7

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	August 31, 2015
Lifestyle Conservative Fund
TIAA-CREF Bond	$10,281,719	$1,072,684	$272,084	$(5,575)	$68,848	$10,943,519
TIAA-CREF Bond Plus	34,166,169	3,806,498	257,757	(6,248)	256,657	37,155,030
TIAA-CREF Emerging Markets Equity	2,868,128	608,895	24,239	(3,343)	—	2,903,836
TIAA-CREF Enhanced International Equity Index	2,905,381	462,214	—	—	—	3,102,677
TIAA-CREF Enhanced Large-Cap Growth Index	2,751,095	258,588	76,462	(1,285)	—	2,814,213
TIAA-CREF Enhanced Large-Cap Value Index	2,535,443	361,007	21,806	(81)	—	2,674,073
TIAA-CREF Global Natural Resources	679,681	117,513	6,068	(1,322)	—	685,049
TIAA-CREF Growth & Income	6,788,855	545,350	87,509	(202)	16,582	6,834,780
TIAA-CREF High-Yield	1,165,973	144,649	1,606	(29)	16,957	1,249,746
TIAA-CREF International Equity	5,034,350	1,026,458	21,971	(111)	—	5,524,914
TIAA-CREF International Opportunities	3,392,743	553,547	10,461	407	—	3,639,615
TIAA-CREF Large-Cap Growth	8,246,311	617,995	166,616	(1,567)	—	8,357,842
TIAA-CREF Large-Cap Value	7,648,592	1,119,951	11,749	(64)	—	8,081,334
TIAA-CREF Mid-Cap Growth	285,197	18,891	38,948	(829)	—	250,161
TIAA-CREF Mid-Cap Value	226,064	45,428	3,877	(253)	—	246,913
TIAA-CREF Money Market	4,722	—	—	—	—	4,722
TIAA-CREF Short-Term Bond	22,765,641	2,393,989	666,696	(5,106)	99,351	24,403,137
TIAA-CREF Small-Cap Equity	2,509,500	320,603	2,909	(22)	—	2,687,423
	$114,255,564	$13,474,260	$1,670,758	$(25,630)	$458,395	$121,558,984
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$58,693,339	$5,669,923	$1,674,623	$(40,461)	$438,252	$61,729,698
TIAA-CREF Emerging Markets Equity	5,246,545	915,055	77,561	(11,332)	—	5,090,972
TIAA-CREF Enhanced International Equity Index	5,757,794	753,110	416	(32)	—	5,989,678
TIAA-CREF Enhanced Large-Cap Growth Index	5,681,368	440,956	223,299	(3,341)	—	5,658,591
TIAA-CREF Enhanced Large-Cap Value Index	5,252,833	634,771	85,632	(2,533)	—	5,390,637
TIAA-CREF Global Natural Resources	1,354,249	221,752	29,566	(7,941)	—	1,336,764
TIAA-CREF Growth & Income	13,467,074	995,583	346,646	(2,262)	33,034	13,313,831
TIAA-CREF High-Yield	1,546,792	179,820	18,250	(456)	22,300	1,630,371
TIAA-CREF International Equity	9,541,996	1,630,624	31,723	(1,109)	—	10,179,957
TIAA-CREF International Opportunities	6,728,451	902,549	42,269	(993)	—	7,008,342
TIAA-CREF Large-Cap Growth	16,374,656	1,072,043	553,189	1,732	—	16,236,363
TIAA-CREF Large-Cap Value	15,171,643	1,793,868	33,884	(1,159)	—	15,608,317
TIAA-CREF Mid-Cap Growth	774,729	47,381	57,596	(2,176)	—	721,747
TIAA-CREF Mid-Cap Value	671,942	106,132	1,003	(39)	—	716,911
TIAA-CREF Money Market	6,346	—	—	—	—	6,346
TIAA-CREF Small-Cap Equity	4,911,169	642,398	98,056	(2,551)	—	5,182,656
	$151,180,926	$16,005,965	$3,273,713	$(74,653)	$493,586	$155,801,181
8

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	August 31, 2015
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,839,300	$1,930,079	$517,662	$(12,053)	$110,978	$16,008,222
TIAA-CREF Emerging Markets Equity	3,471,457	664,704	47,610	(7,943)	—	3,428,888
TIAA-CREF Enhanced International Equity Index	3,965,121	675,265	45,552	(5,704)	—	4,231,591
TIAA-CREF Enhanced Large-Cap Growth Index	3,997,822	380,892	155,739	(2,014)	—	4,051,437
TIAA-CREF Enhanced Large-Cap Value Index	3,700,328	506,380	50,354	(3,333)	—	3,864,447
TIAA-CREF Global Natural Resources	933,035	182,047	30,198	(10,179)	—	939,914
TIAA-CREF Growth & Income	9,287,264	879,803	176,009	(3,376)	22,808	9,429,826
TIAA-CREF High-Yield	803,201	122,086	27,034	(1,043)	11,590	857,415
TIAA-CREF International Equity	6,406,922	1,281,474	55,009	(6,785)	—	6,977,350
TIAA-CREF International Opportunities	4,646,442	760,224	88,319	(3,344)	—	4,913,967
TIAA-CREF Large-Cap Growth	11,297,237	1,006,136	439,533	1,744	—	11,402,294
TIAA-CREF Large-Cap Value	10,473,631	1,466,520	126,202	(9,415)	—	10,892,967
TIAA-CREF Mid-Cap Growth	617,340	42,384	35,241	(1,755)	—	590,240
TIAA-CREF Mid-Cap Value	539,559	110,414	13,642	(1,091)	—	587,374
TIAA-CREF Money Market	3,306	—	—	—	—	3,306
TIAA-CREF Small-Cap Equity	3,399,638	498,594	71,134	(3,197)	—	3,636,646
	$78,381,603	$10,507,002	$1,879,238	$(69,488)	$145,376	$81,815,884
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,963,104	$307,793	$342,536	$(18,485)	$—	$2,422,324
TIAA-CREF Enhanced International Equity Index	3,466,391	415,778	451,773	(22,395)	—	3,138,016
TIAA-CREF Enhanced Large-Cap Growth Index	3,520,366	190,853	546,477	9,386	—	3,023,502
TIAA-CREF Enhanced Large-Cap Value Index	3,273,584	213,835	364,759	(6,836)	—	2,886,035
TIAA-CREF Global Natural Resources	818,455	127,525	122,121	(17,392)	—	706,869
TIAA-CREF Growth & Income	8,120,155	446,618	1,088,040	9,067	19,880	7,030,058
TIAA-CREF International Equity	5,611,073	729,905	753,035	(14,742)	—	5,071,924
TIAA-CREF International Opportunities	4,053,797	371,695	495,340	1,956	—	3,607,758
TIAA-CREF Large-Cap Growth	9,893,858	495,094	1,517,812	83,737	—	8,500,682
TIAA-CREF Large-Cap Value	9,120,254	707,962	931,502	(21,562)	—	8,159,934
TIAA-CREF Mid-Cap Growth	584,714	31,787	115,010	(5,686)	—	472,180
TIAA-CREF Mid-Cap Value	511,717	47,847	46,559	(2,079)	—	470,362
TIAA-CREF Money Market	4,048	—	—	—	—	4,048
TIAA-CREF Small-Cap Equity	2,999,842	139,907	312,134	(9,910)	—	2,681,907
	$54,941,358	$4,226,599	$7,087,098	$(14,941)	$19,880	$48,175,599
9

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$55,082,826	$675,359	$(461,144)	$214,215
Lifestyle Conservative	121,268,765	1,824,258	(1,534,039)	290,219
Lifestyle Moderate	155,420,909	2,730,479	(2,350,207)	380,272
Lifestyle Growth	80,212,769	2,842,081	(1,238,966)	1,603,115
Lifestyle Aggressive Growth	44,611,169	4,219,905	(655,475)	3,564,430

10

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.6%
27,996,332	TIAA-CREF Bond Plus Fund	$294,241,453
794,116	TIAA-CREF High-Yield Fund	7,544,106
	TOTAL FIXED INCOME	301,785,559

INTERNATIONAL EQUITY - 19.1%
2,797,706	TIAA-CREF Emerging Markets Equity Fund	24,395,995
5,095,053	TIAA-CREF Enhanced International Equity Index Fund	36,378,681
856,781	TIAA-CREF Global Natural Resources Fund	6,280,203
3,824,402	TIAA-CREF International Equity Fund	41,227,049
3,189,654	TIAA-CREF International Opportunities Fund	33,395,678
	TOTAL INTERNATIONAL EQUITY	141,677,606

SHORT-TERM FIXED INCOME - 0.0%
73,544	TIAA-CREF Money Market Fund	73,544
	TOTAL SHORT-TERM FIXED INCOME	73,544

U.S. EQUITY - 40.2%
4,857,706	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,523,583
5,423,588	TIAA-CREF Enhanced Large-Cap Value Index Fund	52,771,511
3,956,704	TIAA-CREF Growth & Income Fund	47,401,317
3,776,221	TIAA-CREF Large-Cap Growth Fund	58,342,608
3,282,606	TIAA-CREF Large-Cap Value Fund	55,968,436
98,427	TIAA-CREF Mid-Cap Growth Fund	2,093,549
88,978	TIAA-CREF Mid-Cap Value Fund	2,061,630
1,437,619	TIAA-CREF Small-Cap Equity Fund	24,770,168
	TOTAL U.S. EQUITY	298,932,802

	TOTAL TIAA-CREF FUNDS	742,469,511
	(Cost $675,887,653)

	TOTAL INVESTMENTS - 99.9%	742,469,511
	(Cost $675,887,653)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	512,189
	NET ASSETS - 100.0%	$742,981,700

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2015, there were no transfers between levels by the Fund.

As of August 31, 2015, all of the investments in the Fund were valued based on Level 1 inputs.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2015
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$304,014,809	$4,911,455	$9,830,140	$(196,170)	$2,181,080	$294,241,453
TIAA-CREF Emerging Markets Equity	27,192,393	2,375,883	285,892	(23,843)	—	24,395,995
TIAA-CREF Enhanced International Equity Index	37,321,504	2,346,539	125,498	(4,814)	—	36,378,681
TIAA-CREF Enhanced Large-Cap Growth Index	61,026,641	122,827	3,233,419	432,757	—	55,523,583
TIAA-CREF Enhanced Large-Cap Value Index	57,004,112	1,622,694	1,683,230	34,167	—	52,771,511
TIAA-CREF Global Natural Resources	7,118,834	228,462	24,905	(6,543)	—	6,280,203
TIAA-CREF Growth & Income	52,517,958	34,361	2,266,788	184,625	124,717	47,401,317
TIAA-CREF High-Yield	7,966,678	194,480	228,045	(11,722)	110,182	7,544,106
TIAA-CREF International Equity	41,836,665	3,829,027	466,138	(27,120)	—	41,227,049
TIAA-CREF International Opportunities	35,059,811	1,637,685	478,305	(1,565)	—	33,395,678
TIAA-CREF Large-Cap Growth	63,272,842	1,355,978	3,945,531	824,776	—	58,342,608
TIAA-CREF Large-Cap Value	58,958,824	2,926,624	1,026,079	(41,658)	—	55,968,436
TIAA-CREF Mid-Cap Growth	2,423,962	—	206,473	(6,626)	—	2,093,549
TIAA-CREF Mid-Cap Value	2,018,102	390,982	171,516	(6,875)	—	2,061,630
TIAA-CREF Money Market	73,544	—	—	—	—	73,544
TIAA-CREF Small-Cap Equity	25,445,414	1,856,522	1,223,042	18,124	—	24,770,168
	$783,252,093	$23,833,519	$25,195,001	$1,167,513	$2,415,979	$742,469,511

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2015, the cost of portfolio investments for federal income tax purposes was $675,887,653. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $66,581,858, consisting of gross unrealized appreciation of $77,168,025, and gross unrealized depreciation of $(10,586,167).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: October 12, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 12, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: October 12, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer